INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Average effective tax rate	20.20%	44.60%
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 724.1	$ 717.0